Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balance at Sep. 30, 2019		$ 517	$ 5,040,156	$ 257,409	$ 2,368,512	$ (828,243)	$ 6,838,351	$ 424,995	$ 7,263,346
Balance, shares at Sep. 30, 2019	[1]	5,166,667
Net income (loss)					1,533,178		1,533,178	61,317	1,594,495
Foreign currency translation adjustment						33,846	33,846	(1,378)	32,468
Balance at Mar. 31, 2020		$ 517	5,040,156	257,409	3,901,690	(794,397)	8,405,375	484,934	8,890,309
Balance, shares at Mar. 31, 2020	[1]	5,166,667
Balance at Sep. 30, 2020		$ 580	5,251,205	579,922	5,072,672	(388,102)	10,516,277	506,732	11,023,009
Balance, shares at Sep. 30, 2020	[1]	5,800,000
Net income (loss)					2,311,399		2,311,399	(16,200)	2,295,199
Amortization of share-based compensation			316,668				316,668		316,668
Foreign currency translation adjustment						403,523	403,523	2,620	406,143
Balance at Mar. 31, 2021		$ 580	$ 5,567,873	$ 579,922	$ 7,384,071	$ 15,421	$ 13,547,867	$ 493,152	$ 14,041,019
Balance, shares at Mar. 31, 2021	[1]	5,800,000

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.